PHOENIX INSIGHT INTERNATIONAL FUND
                     A SERIES OF PHOENIX INSIGHT FUNDS TRUST

     Supplement dated April 16, 2007 to the A and C Shares Prospectus dated
        June 26, 2006, as supplemented August 1, 2006, October 2, 2006,
           November 17, 2006, December 15, 2006 and February 6, 2007

  Supplement dated April 16, 2007 to the Institutional Shares Prospectus dated
         June 26, 2006, as supplemented August 1, 2006, October 2, 2006,
            November 17, 2006, December 7, 2006 and February 6, 2007

   Supplement dated April 16, 2007 to the Statement of Additional Information
              dated June 26, 2006, as supplemented August 1, 2006,
             October 2, 2006, November 17, 2006 and February 6, 2007






IMPORTANT NOTICE TO INVESTORS

Effective April 13, 2007, the Phoenix Insight International Fund, formerly a series of Phoenix Insight Funds Trust, was merged with and into the Phoenix Foreign Opportunities Fund, a series of Phoenix Adviser Trust. The Phoenix Insight International Fund has ceased to exist and is no longer available for sale. Accordingly, all references to the Phoenix Insight International Fund in the current Prospectus and Statement of Additional Information are hereby deleted.

  INVESTORS SHOULD RETAIN THIS SUPPLEMENT WITH THE PROSPECTUS AND STATEMENT OF
                  ADDITIONAL INFORMATION FOR FUTURE REFERENCE.

PXP 4775/PIIF Merger (04/07)